Debt (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Debt [Abstract]
Schedule of Debt	Debt consists of the following:
	December 31, 2023	September 30, 2023
Notes payable	$1,503	$1,286
7% promissory notes – related parties	3,349	3,349
Notes payable – related parties	100	444
SAFEs	—	1,512
Total debt	4,952	6,591
Less: Amounts classified as current	(4,952)	(6,591)
Noncurrent portion	$—	$—
Debt consists of the following:
	September 30,
	2023	2022
Notes payable	$1,286	$—
7% promissory notes – related parties	3,349	3,349
Notes payable – related parties	444	344
SAFEs	1,512	1,983
Convertible notes	—	625
Total debt	6,591	6,301
Less: Amounts classified as current	(6,591)	(5,676)
Noncurrent portion	$—	$625